Guarantees, commitments and risks - Expected payments for trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Guarantees, commitments and risks
Trade and other payables	€ 25,896	€ 21,941
within 1 year
Guarantees, commitments and risks
Trade and other payables	25,709	21,720
between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	77	112
beyond 5 years
Guarantees, commitments and risks
Trade and other payables	110	109
Trade payables
Guarantees, commitments and risks
Trade and other payables	19,527	16,795
Trade payables | within 1 year
Guarantees, commitments and risks
Trade and other payables	19,527	16,795
Other payables and advances
Guarantees, commitments and risks
Trade and other payables	6,369	5,146
Other payables and advances | within 1 year
Guarantees, commitments and risks
Trade and other payables	6,182	4,925
Other payables and advances | between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	77	112
Other payables and advances | beyond 5 years
Guarantees, commitments and risks
Trade and other payables	€ 110	€ 109